Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,110	$ 1,024
Settlement of intercompany charge adjustments	(1,095)
Exchange differences	$ (15)	86
Balance at end of year		$ 1,110